Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Company”)

60 Wall Street

New York, NY 10005

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Deutsche Bank Securities Inc., Deutsche Bank AG, New York Branch, Goldman Sachs Mortgage Company, Goldman Sachs & Co. LLC, Citi Real Estate Funding Inc., and Citigroup Global Markets Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested, or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by three (3) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	1

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of May 30, 2019.
•	The phrase “LIBOR Assumption” refers to the rate of 2.5000%
•	The following Microsoft Excel (“Excel”) file, which was provided to us by the Company, and includes certain attributes related to the Underlying Collateral as of the Cut-off Date, shall be herein referred to as the “Final Data File”:
°	KNDL 2019-KNSQ Accounting Tape.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	2

•	The phrase “Settlement Statement” refers to the signed borrower and lender mortgage loan settlement statements indicating the sources and uses of dispersed funds.
•	The phrase “Environmental Report” refers to a signed environmental report.
•	The phrase “Engineering Report” refers to a signed engineering report.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The “Ground Lease Agreement” refers to the ground lease estoppel and/or any lease agreements thereof.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Mezzanine Loan Agreement” refers to the signed mezzanine loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Non-Consolidation Agreement” refers to the signed non-consolidation opinion.
•	The phrase “Promissory Note” refers to the signed promissory note, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Fee Schedule” refers to the administrative fee schedule, as provided by the Company.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements, which includes property information and unit mixes (“Unit Mix”), prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From April 16, 2019 through May 1, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	3

established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 1, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	4

KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	5

KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates Compared Attributes	Exhibit A

#	Specified Attribute	Source Document	Tolerance Level
1	Primary Type	Appraisal Report	None
2	Secondary Type	Appraisal Report	None
3	Properties per Loan	Appraisal Report	None
4	Address	Appraisal Report	None
5	City	Appraisal Report	None
6	State	Appraisal Report	None
7	Zip Code	Appraisal Report	None
8	Year Built	Appraisal Report	None
9	Latest Renovation	Appraisal Report	None
10	Aggregate "As-is" Appr. Value	Appraisal Report	None
11	"As-is" Value Date	Appraisal Report	None
12	Appraisal Firm	Appraisal Report	None
13	FIRREA	Appraisal Report	None
14	Date of Seismic Report	Engineering Report	None
15	Seismic Firm	Engineering Report	None
16	Located in Seismic Zone (Yes/No)	Engineering Report	None
17	PML (%)	Engineering Report	None
18	Date of Engineering Report	Engineering Report	None
19	Engineering Firm	Engineering Report	None
20	Date of Phase I Report	Environmental Report	None
21	Environmental Firm	Environmental Report	None
22	Material Recognized Environmental Concern (Y/N)	Environmental Report	None
23	Phase II Recommended (Yes/No)	Environmental Report	None
24	Date of Phase II Report	Environmental Report	None
25	Market	Appraisal Report	None
26	Submarket	Appraisal Report	None
27	Office/Lab Collateral SF	Appraisal Report	None
28	Primary Unit of Measure	Underwriting File	None
29	Occupancy	Underwriting File	None
30	Occupancy Date	Underwriting File	None
31	Largest Tenant	Underwriting File	None
32	Largest Tenant Leased SF	Underwriting File	None
33	Largest Tenant Lease Expiration	Underwriting File	None
34	2nd Largest Tenant	Underwriting File	None
35	2nd Largest Tenant Leased SF	Underwriting File	None
36	2nd Largest Tenant Lease Expiration	Underwriting File	None
37	3rd Largest Tenant	Underwriting File	None
38	3rd Largest Tenant Leased SF	Underwriting File	None
39	3rd Largest Tenant Lease Expiration	Underwriting File	None
40	Single Tenant	Underwriting File	None
41	Total Debt Original Balance	Loan Agreement	None
42	1st Mortgage Original Balance	Loan Agreement	None
43	Mezzanine A Original Balance	Loan Agreement	None
44	Mezzanine B Original Balance	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	6

KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates Compared Attributes	Exhibit A

#	Specified Attribute	Source Document	Tolerance Level
45	Total Debt Current Balance	Loan Agreement	None
46	1st Mortgage Current Balance	Loan Agreement	None
47	Mezzanine A Current Balance	Loan Agreement	None
48	Mezzanine B Current Balance	Loan Agreement	None
49	Total Debt Balloon Balance	Loan Agreement	None
50	1st Mortgage Balloon Balance	Loan Agreement	None
51	Mezzanine A Balloon Balance	Loan Agreement	None
52	Mezzanine B Balloon Balance	Loan Agreement	None
53	LIBOR Setting	Loan Agreement	None
54	LIBOR Reset Frequency	Loan Agreement	None
55	LIBOR Rounding	Loan Agreement	None
56	1st Mortgage LIBOR Floor	Loan Agreement	None
57	Mezzanine A Floor	Loan Agreement	None
58	Mezzanine B Floor	Loan Agreement	None
59	Effective LIBOR 1st Mortgage	Loan Agreement	None
60	Effective LIBOR Mezzanine	Loan Agreement	None
61	Mezzanine A Margin	Loan Agreement	None
62	Mezzanine B Margin	Loan Agreement	None
63	1st Mortgage Margin	Loan Agreement	None
64	Debt Service Check	Loan Agreement	None
65	LIBOR Cap	Interest Rate Cap Agreement	None
66	LIBOR Cap Expiration	Interest Rate Cap Agreement	None
67	LIBOR Cap Provider	Interest Rate Cap Agreement	None
68	LIBOR Cap Guarantor Ratings (S/M/F)	Interest Rate Cap Agreement	None
69	Note Date	Promissory Note	None
70	Borr. Legal Name	Loan Agreement	None
71	Recourse Carve Out Guarantees (Yes/No)	Loan Agreement	None
72	Recourse Guarantee Warm Body (Yes/No)	Loan Agreement	None
73	Recourse Guarantor Name	Loan Agreement	None
74	Loan Purpose	Settlement Statement	None
75	Payment Day	Loan Agreement	None
76	Interest Accrual Begin	Loan Agreement	None
77	Interest Accrual End	Loan Agreement	None
78	Rate Type	Loan Agreement	None
79	Loan Type	Loan Agreement	None
80	1st Amortization Date	Loan Agreement	None
81	Mezz Amort	Loan Agreement	None
82	IO Period	Loan Agreement	None
83	1st. IO Date	Loan Agreement	None
84	First Pmt Date	Loan Agreement	None
85	Maturity Date	Loan Agreement	None
86	Original Term	Loan Agreement	None
87	Seasoning	Loan Agreement	None
88	Remaining Term	Loan Agreement	None
89	Exit Fee	Loan Agreement	None
90	Extension Option	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	7

KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates Compared Attributes	Exhibit A

#	Specified Attribute	Source Document	Tolerance Level
91	Spread Step	Loan Agreement	None
92	Fully Extended Maturity	Loan Agreement	None
93	Aggregate Extension Options	Loan Agreement	None
94	Original Term Extended	Loan Agreement	None
95	Remaining Term Extended	Loan Agreement	None
96	Prepay Description	Loan Agreement	None
97	Partial Prepay Permitted (Provisions)	Loan Agreement	None
98	Lockout Period	Loan Agreement	None
99	Penalty Period	Loan Agreement	None
100	Open Period	Loan Agreement	None
101	Lockout Exp Date	Loan Agreement	None
102	Prepay Penalty Start Date	Loan Agreement	None
103	Prepay Penalty End Date	Loan Agreement	None
104	Grace Days Default	Loan Agreement	None
105	Grace Days Late Fee	Loan Agreement	None
106	Default Rate	Loan Agreement	None
107	Late Fee	Loan Agreement	None
108	SPE	Loan Agreement	None
109	Non Consol	Non-Consolidation Agreement	None
110	Ind. Director	Loan Agreement	None
111	Partial Release Permitted	Loan Agreement	None
112	Partial Release Description	Loan Agreement	None
113	Lien Position	Title Policy	None
114	Fee Simple / Leasehold	Title Policy	None
115	Ground Lease	Ground Lease Agreement	None
116	Fully Extended Ground Lease Exp.	Ground Lease Agreement	None
117	LockBox Type	Loan Agreement	None
118	Cash Management	Loan Agreement	None
119	Excess Cash Trap Trigger	Loan Agreement	None
120	Initial Tax Reserve	Loan Agreement	None
121	Initial Insurance Reserve	Loan Agreement	None
122	Initial Replacement Reserve	Loan Agreement	None
123	Initial TI/LC Reserve	Loan Agreement	None
124	Initial Deferred Maintenance Reserve	Loan Agreement	None
125	Initial Environmental Reserve	Loan Agreement	None
126	Initial Debt Service Reserve	Loan Agreement	None
127	Initial Other Reserve	Loan Agreement	None
128	Initial Other Reserve Description	Loan Agreement	None
129	Ongoing Tax Escrow	Loan Agreement	None
130	Ongoing Insurance Escrow	Loan Agreement	None
131	Ongoing Required Replacement Reserves	Loan Agreement	None
132	Ongoing Required TI/LC	Loan Agreement	None
133	Ongoing Other Reserve	Loan Agreement	None
134	Ongoing Other Reserve Description	Loan Agreement	None
135	UW EGI	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	8

KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates Compared Attributes	Exhibit A

#	Specified Attribute	Source Document	Tolerance Level
136	UW Expenses	Underwriting File	$1.00
137	UW NOI	Underwriting File	$1.00
138	UW Replacement Reserves	Underwriting File	$1.00
139	UW TILC	Underwriting File	$1.00
140	UW NCF	Underwriting File	$1.00
141	Most Recent Financial Statement Date	Underwriting File	None
142	Most Recent NCF	Underwriting File	$1.00
143	2nd Most Recent Financial Statement Date	Underwriting File	None
144	2nd Most Recent NCF	Underwriting File	$1.00
145	3rd Most Recent Financial Statement Date	Underwriting File	None
146	3rd Most Recent NCF	Underwriting File	$1.00
147	4th Most Recent Financial Statement Date	Underwriting File	None
148	4th Most Recent NCF	Underwriting File	$1.00
149	Master & Primary Fee Rate	Fee Schedule	None
150	Cert Admin / Trustee Fee Rate	Fee Schedule	None
151	Operating Advisor Fee	Fee Schedule	None
152	EU RR Reporting Admin Fee	Fee Schedule	None
153	CREFC Fee	Fee Schedule	None
154	Admin Fee Rate	Fee Schedule	None
155	Directs Investment (Borrower or Lender)	Loan Agreement	None
156	RE Tax	Settlement Statement	None
157	Insurance	Settlement Statement	None
158	Replacement Reserves	Settlement Statement	None
159	TI/LC	Settlement Statement	None
160	Immediate Repairs	Settlement Statement	None
161	Other Escrows	Settlement Statement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	9

KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates Recalculated Attributes	Exhibit B

#	Specified Attribute	Logic or Formula	Tolerance Level
1	Appraised Value / Unit	A recalculation based on the Final Data File in which the Aggregate "As-is" Appr. Value was divided by the Office/Lab Collateral SF.	None
2	Largest Tenant % of NSF	A recalculation based on the Final Data File in which the Largest Tenant Leased SF was divided by the Office/Lab Collateral SF. For the purposes of the 350 East Kendall Property, the Largest Tenant Leased SF was divided by 344 (which represents the retail SF).	None
3	2nd Largest Tenant % of NSF	A recalculation based on the Final Data File in which the 2nd Largest Tenant Leased SF was divided by the Office/Lab Collateral SF. For the purposes of the 350 East Kendall Property, the 2nd Largest Tenant Leased SF was divided by 344 (which represents the retail SF).	None
4	3rd Largest Tenant % of NSF	A recalculation based on the Final Data File in which the 3rd Largest Tenant Leased SF was divided by the Office/Lab Collateral SF.	None
5	1st Mortgage Current Balance / Unit	A recalculation based on the Final Data File in which the 1st Mortgage Current Balance is divided by the Office/Lab Collateral SF.	None
6	Mezzanine A Current Balance / Unit	A recalculation based on the Final Data File in which the Mezzanine A Current Balance is divided by the Office/Lab Collateral SF.	None
7	Mezzanine B Current Balance / Unit	A recalculation based on the Final Data File in which the Mezzanine B Current Balance is divided by the Office/Lab Collateral SF.	None
8	Total Debt Current Balance / Unit	A recalculation based on the Final Data File in which the Total Debt Current Balance is divided by the Office/Lab Collateral SF.	None
9	1st Mortgage "As Is" Current LTV	A recalculation based on the Final Data File in which the 1st Mortgage Current Balance is divided by the Aggregate "As-is" Appr. Value.	None
10	Total Debt "As Is" Current LTV	A recalculation based on the Final Data File in which the Total Debt Current Balance is divided by the Aggregate "As-is" Appr. Value.	None
11	1st Mortgage "As Is" Maturity LTV	A recalculation based on the Final Data File in which the 1st Mortgage Current Balance is divided by the Aggregate "As-is" Appr. Value.	None
12	Total Debt "As Is" Maturity LTV	A recalculation based on the Final Data File in which the Total Debt Balloon Balance is divided by the Aggregate "As-is" Appr. Value.	None
13	Total Debt Margin	A weighted average recalculation of the Mezzanine A Margin, Mezzanine B Margin, and 1st Mortgage Margin.	None
14	Total Debt Coupon	A recalculation based on the Final Data File in which the Total Debt Margin is added to the Effective LIBOR 1st Mortgage.	None
15	1st Mortgage Coupon	A recalculation based on the Final Data File in which the 1st Mortgage Margin is added to the Effective LIBOR 1st Mortgage.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	10

KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates Recalculated Attributes	Exhibit B

#	Specified Attribute	Logic or Formula	Tolerance Level
16	Mezzanine A Coupon	A recalculation based on the Final Data File in which the Effective LIBOR Mezzanine is added to the Mezzanine A Margin.	None
17	Mezzanine B Coupon	A recalculation based on the Final Data File in which the Effective LIBOR Mezzanine is added to the Mezzanine B Margin.	None
18	1st Mortgage Debt Service at LIBOR	A recalculation based on the Final Data File in which the 1st Mortgage Original Balance is multiplied by the 1st Mortgage Coupon and Day Count.	None
19	Mezzanine A Debt Service at LIBOR	A recalculation based on the Final Data File in which the Mezzanine A Original Balance is multiplied by the Mezzanine A Coupon and Day Count.	None
20	Mezzanine B Debt Service at LIBOR	A recalculation based on the Final Data File in which the Mezzanine B Original Balance is multiplied by the Mezzanine B Coupon and Day Count.	None
21	Total Debt, Debt Service at LIBOR	A recalculation based on the Final Data File in which the 1st Mortgage Debt Service at LIBOR, Mezzanine A Debt Service at LIBOR, are added to the Mezzanine B Debt Service at LIBOR.	None
22	Total Debt Cap Coupon	A recalculation based on the Final Data File in which the sum of the Total Debt Margin and LIBOR Cap.	None
23	1st Mortgage Cap Coupon	A recalculation based on the Final Data File in which the 1st Mortgage Margin is added to the LIBOR Cap.	None
24	Mezzanine A Cap Coupon	A recalculation based on the Final Data File in which the Mezzanine A Margin is added to the LIBOR Cap.	None
25	Mezzanine B Cap Coupon	A recalculation based on the Final Data File in which the Mezzanine B Margin is added to the LIBOR Cap.	None
26	1st Mortgage Debt Service at Cap	A recalculation based on the Final Data File in which the 1st Mortgage Original Balance is multiplied by the 1st Mortgage Cap Coupon and Day Count.	None
27	Total Debt, Debt Service at Cap	A recalculation based on the Final Data File in which the summation is taken of the 1st Mortgage Debt Service at Cap, Mezzanine A Debt Service at Cap, and Mezzanine B Debt Service at Cap.	None
28	Mezzanine A Debt Service at Cap	A recalculation based on the Final Data File in which the Mezzanine A Original Balance is multiplied by the Mezzanine A Cap Coupon and Day Count.	None
29	Mezzanine B Debt Service at Cap	A recalculation based on the Final Data File in which the Mezzanine B Original Balance is multiplied by the Mezzanine B Cap Coupon and Day Count.	None
30	Total Debt UW NCF DSCR at LIBOR	A recalculation based on the Final Data File in which the UW NCF is divided by the Total Debt, Debt Service at LIBOR.	None
31	Total Debt UW NOI DSCR at LIBOR	A recalculation based on the Final Data File in which the UW NOI is divided by the Total Debt, Debt Service at LIBOR.	None
32	Total Debt UW NCF DSCR at Cap	A recalculation based on the Final Data File in which the UW NCF is divided by the Total Debt, Debt Service at Cap.	None
33	Total Debt UW NOI DSCR at Cap	A recalculation based on the Final Data File in which the UW NOI is divided by the Total Debt, Debt Service at Cap.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	11

KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates Recalculated Attributes	Exhibit B

#	Specified Attribute	Logic or Formula	Tolerance Level
34	1st Mortgage UW NCF DSCR at LIBOR	A recalculation based on the Final Data File in which the UW NCF is divided by the 1st Mortgage Debt Service at LIBOR.	None
35	1st Mortgage UW NOI DSCR at LIBOR	A recalculation based on the Final Data File in which the UW NOI is divided by the 1st Mortgage Debt Service at LIBOR.	None
36	1st Mortgage UW NCF DSCR at Cap	A recalculation based on the Final Data File in which the UW NCF is divided by the 1st Mortgage Debt Service at Cap.	None
37	1st Mortgage UW NOI DSCR at Cap	A recalculation based on the Final Data File in which the UW NOI is divided by the 1st Mortgage Debt Service at Cap.	None
38	Total Debt UW NOI Debt Yield	A recalculation based on the Final Data File in which the UW NOI is divided by the Total Debt Original Balance.	None
39	Total Debt UW NCF Debt Yield	A recalculation based on the Final Data File in which the UW NCF is divided by the Total Debt Original Balance.	None
40	1st Mortgage UW NOI Debt Yield	A recalculation based on the Final Data File in which the UW NOI is divided by the 1st Mortgage Original Balance.	None
41	1st Mortgage UW NCF Debt Yield	A recalculation based on the Final Data File in which the UW NCF is divided by the 1st Mortgage Original Balance.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	12

KNDL 2019-KNSQ Mortgage Trust, Commercial Mortgage Pass-Through Certificates Specified Attributes Provided by the Company (not subject to procedures)	Exhibit C

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

#	Specified Attribute
1	ID
2	Loan Flag
3	Prop Flag
4	Loan Name
5	Property Name
6	Originator
7	Loan Seller
8	Cut-off Date
9	LIBOR Assumption

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	13